FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures short-term investments and available-for-sale investments at fair value on a recurring basis. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). Short-term investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2013 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2013
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	3,375,477,351	—	3,375,477,351	557,589,136
Time deposits	—	259,613,604	—	259,613,604	42,885,112
Available-for-sale investments
Hanting	1,016,455,767	—	—	1,016,455,767	167,906,530
eHi	—	—	570,977,550	570,977,550	94,318,772
Easy Go	—	—	143,904,165	143,904,165	23,771,275
Dining Secretary	—	—	56,242,365	56,242,365	9,290,577
Happy City	—	—	37,358,327	37,358,327	6,171,156
Total	1,016,455,767	3,635,090,955	808,482,407	5,460,029,129	901,932,558

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	1,030,000,000	—	1,030,000,000	165,326,399
Time deposits	—	378,664,335	—	378,664,335	60,779,817
Available-for-sale investments
Hanting	585,540,705	—	—	585,540,705	93,985,763
Dining Secretary	—	—	60,234,118	60,234,118	9,668,243
Total	585,540,705	1,408,664,335	60,234,118	2,054,439,158	329,760,222

The roll forward of Level 3 eHi’s investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2012	—
Investment in Series E Preferred Shares of eHi	570,977,550
Transfer in and/or out of Level 3	—
The change in fair value of the investment in eHi	—
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	570,977,550

Fair value of available-for-sale investment (Level 3) as at December 31, 2013 (US$)	94,318,772

The roll forward of Level 3 Easy Go’s investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2012	—
Investment in Series B Preferred Shares of Easy Go	139,633,000
Transfer in and/or out of Level 3	—
The change in fair value of the investment in Easy Go	4,271,165
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	143,904,165

Fair value of available-for-sale investment (Level 3) as at December 31, 2013 (US$)	23,771,275

The significant unobservable inputs used in the valuation are as following:

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	28%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	17.5%
Option pricing model	Time to liquidation	1.57 years
	Risk-free rate	0.955%
	Expected volatility	36.72%
	Probability	Liquidation scenario: 55% Redemption scenario: 40% Mandatory Conversion scenario: 5%
	Dividend yield	Nil

The roll forward of Level 3 Dining Secretary’s investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2011	65,414,773
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(638,000)
The change in fair value of the investment in Ding Secretary	(4,542,655)
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(1,764,000)
The change in fair value of the investment in Ding Secretary	(2,227,753)
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	56,242,365

Fair value of available-for-sale investment (Level 3) as at December 31, 2013 (US$)	9,290,577

The significant unobservable inputs used in the valuation are as following:

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	28%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	25%
Option pricing model	Time to liquidation	2.0 years
	Risk-free rate	1.08%
	Expected volatility	44.9%
	Probability	Liquidation scenario: 45% Redemption scenario: 45% IPO scenario: 10%
	Dividend yield	Nil

The roll forward of Level 3 Happy City’s investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2012	—
Investment in Series A Preferred Shares of Happy City	36,715,800
Transfer in and/or out of Level 3	—
The change in fair value of the investment in Happy City	642,527
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	37,358,327

Fair value of available-for-sale investment (Level 3) as at December 31, 2013 (US$)	6,171,156

The significant unobservable inputs used in the valuation are as following:

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27.5%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	35%
Option pricing model	Time to liquidation	4.0 years
	Risk-free rate	1.462%
	Expected volatility	51.2%
	Probability	Liquidation scenario: 50% Redemption scenario: 50%
	Dividend yield	Nil

The Company determined the fair value of their investment by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The determination of the fair value was assisted by an independent appraisal, based on estimates, judgments and information of other comparable public companies.